Financial instruments - Schedule of Classification and Linkage Terms of Financial Instruments (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)
Financial instruments
Cash		$ 317,169		$ 309,571
Bank deposits		440,790		541,967
Restricted deposits		1,305		941
Trade receivables (net)		9,141		12,710
Other receivables		3,388		9,513
Investment in securities		86,190		138,446
Investment		857,983		1,013,148
Financial liabilities at amortized cost		(25,041)		(30,595)
Total net financial assets		832,942		982,553
NIS
Financial instruments
Cash | ₪	₪ 13,035		₪ 24,537
Bank deposits | ₪	91,069		110,881
Restricted deposits | ₪	428		555
Trade receivables (net) | ₪	56		67
Other receivables | ₪	882		5,126
Investment | ₪	105,470		141,166
Financial liabilities at amortized cost | ₪	(8,188)		(9,415)
Total net financial assets | ₪	₪ 97,282		₪ 131,751
USD
Financial instruments
Cash		297,577		278,993
Bank deposits		349,721		431,086
Restricted deposits		389		386
Trade receivables (net)		4,449		8,193
Other receivables		341		2,935
Investment in securities		86,190		138,446
Investment		738,667		860,039
Financial liabilities at amortized cost		(9,657)		(10,019)
Total net financial assets		729,010		850,020
Other
Financial instruments
Cash		6,557		6,041
Restricted deposits		488
Trade receivables (net)		4,636		4,450
Other receivables		2,165		1,452
Investment		13,846		11,943
Financial liabilities at amortized cost		(7,196)		(11,161)
Total net financial assets		$ 6,650		$ 782